Warrants Liability (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of ordinary shares issued	2,102,484
Shares issued price per share	$ 6.44
Fair value of warrant liability			$ (3,720)	$ (34,175)
Ordianary share price per share			$ 0.99	$ 1.21
Exercise of warrants and resulting reclassification to equity at fair value				$ (1,118,492)
Series A Warrant [Member]
Warrants to purchase common stock	525,621
Warrant exercise price	$ 7.73
Warrant term	3 years
Fair value of warrant liability			$ 0
Series B Warrant [Member]
Warrants to purchase common stock	1,051,242
Warrant exercise price	$ 7.09
Number of warrants exercised				98,741	952,501
Exercise of warrants and resulting reclassification to equity at fair value				$ 899,795	$ 5,613,130
Warrant outstanding		0	0
Series B Warrant [Member] | Maximum [Member]
Ordianary share price per share	$ 4.00